  As filed with the Securities and Exchange Commission on January 29, 2001
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 14                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 29                            [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                             Post Office Box 1110
                           Fort Wayne, Indiana 46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                             Washington, DC 20004

                     Title of securities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.

     It is proposed that this filing will become effective

       [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [_]  on May 1, 2001 pursuant to paragraph (b) of Rule 485

       [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [X]  on April 1, 2001 Pursuant to paragraph (a)(1) of Rule 485

                  Lincoln National Variable Annuity Account E
                             (The American Legacy)
                  Lincoln National Variable Annuity Account H
                              (American Legacy II)

                          Supplement dated May 1, 2001
                      to the Prospectus Dated May 1, 2001


   Renewal Option: Enhanced Guaranteed Minimum Death Benefit ("EGMDB") Rider

This Supplement describes certain changes to the Prospectus for The American Legacy ("Legacy") Variable Annuity Contract, offered through Lincoln National Variable Annuity Account E and to the Prospectus for American Legacy II ("Legacy II") Variable Annuity Contract, offered through Lincoln National Variable Annuity Account H. This Supplement discusses an EGMDB Rider ("Rider") to your Legacy or Legacy II contract. This Rider may only be offered to certain classes of contractowners.

If you select this Rider, you will receive the EGMDB (as described below) at no additional cost as of the valuation date on which the Rider election form is approved by Lincoln Life. If you are currently paying for the EGMDB, the charge for the EGMDB will be discontinued as of the effective date of this Rider.

The EGMDB is the greatest of the following three amounts:
   a) the contract value as of the date on which the death claim is approved for payment; or
   b) the contract value as of the date this Rider became effective, plus all purchase payments you make after the effective date of this Rider, less all withdrawals, partial annuitizations, or premium tax incurred after the effective date of this Rider; or
   c) the highest contract value on any policy anniversary date following the effective date of this Rider and prior to the 81st birthday of the deceased and prior to the death of the individual for whom a death claim is approved for payment. If the EGMDB was in effect prior to the effective date of this Rider, the highest contract value will be calculated from the effective date of the EGMDB previously provided by the contract. The highest contract value is adjusted for certain transactions. It is increased by purchase payments (other than the contract value as of the date this Rider became effective) and is decreased by partial withdrawals, partial annuitizations, and premium taxes (if any) incurred subsequent to such policy anniversary date on which the highest contract value occurred.

The EGMDB is further described in the Prospectus.

If you select the EGMDB Rider, your contract value will be subject to new surrender charges as of the date the Rider is effective. The surrender charges (as further described in your Legacy Prospectus) are as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       ----------------------------------
                                       Less than     At least
                                       2 years       2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                     6%            5   4   3   2   1   0

For purposes of calculating surrender charges, your contract value will be treated as a new purchase payment as of the date the Rider is effective. Any remaining surrender charges existing prior to the time of the effective date of the Rider will be waived. The Rider may be elected only once.

This Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner (as defined in the Prospectus), and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, we will re-establish the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time.

Please keep the Supplement with your Legacy or Legacy II Prospectus and retain it for future reference.

                  Lincoln National Variable Annuity Account H
                              (American Legacy II)

                          Supplement dated May 1, 2001
                      to the Prospectus Dated May 1, 2001


                Renewal Option: Estate Enhancement Benefit Rider

This Supplement describes certain changes to the Prospectus for American Legacy II ("Legacy II") Variable Annuity Contract offered through Lincoln National Variable Annuity Account H. This Supplement discusses an Estate Enhancement Benefit Rider ("Rider") to your Legacy or Legacy II contract. This Rider may only be offered to certain classes of contractowners.

If you select this Rider, you will receive the Estate Enhancement Benefit (as described below) as the death benefit under the contract, effective on the valuation date on which the Rider election form is approved by Lincoln Life. The annual mortality and expense risk charge for contracts with this Rider is 1.60% (plus a .10% administrative charge). The recipient of the death benefit and the manner of payment are described in your Legacy II Prospectus.

If you select the Rider, your contract value on the date the Rider is effective (the "renewal amount") will be subject to new surrender charges. For purposes of calculating surrender charges, the renewal amount will be treated as a new purchase payment as of the date the Rider is effective. The surrender charges (as further described in your Legacy II Prospectus) apply to purchase payments as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       ----------------------------------
                                       Less than     At least
                                       2 years       2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                     6%            5   4   3   2   1   0

Any remaining surrender charges existing prior to the effective date of the Rider will be waived. The Rider may be elected only once.

The amount of death benefit payable under the Rider equals the greatest of the following four amounts:

1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2) The renewal amount plus the sum of all purchase payments you make after the effective date of this Rider and minus all withdrawals, partial annuitizations and premium tax (if any) made, effected or incurred after the effective date of this Rider.

3) The highest contract value on any contract anniversary date following the effective date of this Rider and prior to the 81st birthday of the deceased owner, pre-designated joint owner (if applicable) or annuitant and prior to the death of the owner, pre-designated joint owner (if applicable) or annuitant for whom a death claim is approved by Lincoln Life for payment. If the Enhanced Guaranteed Minimum Death Benefit was in effect prior to the effective date of this Rider, then the highest contract value will be based on values calculated following the effective date of the Enhanced Guaranteed Minimum Death Benefit previously provided by the contract. The highest contract value is adjusted for certain transactions. It is increased by purchase payments (other than the renewal amount) made on or after that contract date anniversary on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations, and premium taxes, if any, incurred on or after such contract anniversary date on which the highest contract value is obtained.

4) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment, plus an amount equal to the result of the enhancement rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

                                 Age of oldest Owner/pre-designated Joint Owner/ Annuitant on date when this Rider is effective
                                 ----------------------------------------------

                                                        Ages 0-69    Ages 70-75
Enhancement rate equals:                                  40.0%         25.0%

Contract earnings equals:

1) the contract value as of the date of death; minus
2) the renewal amount; minus
3) each purchase payment you make on or after the effective date of this Rider, and prior to the date of death; plus
4) the amount by which each withdrawal made on or after the effective date of this Rider and prior to the date of death, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1) the renewal amount; plus

2) each purchase payment you make on or after the effective date of this Rider and prior to the date of death, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the owner, pre-designated joint owner (if applicable) or annuitant; minus

3) the amount by which each withdrawal made on or after the effective date of this Rider and prior to the date of, exceeded the contract earnings immediately prior to the withdrawal.

If the surviving spouse of the deceased is the beneficiary, the spouse may elect to continue the contract as the contractowner, and have an amount equal to the excess, if any, of the death benefit over the contract value credited to the contract. The Rider will continue in effect, but under the terms specified in the contract rider. Option number 4 under the amount of death benefit payable is not applicable if the surviving spouse or annuitant is over age 76 at the time the original death benefit was approved for payment.

The Estate Enhancement Benefit will not be paid if the contractowner, pre-designated joint owner or annuitant is changed, unless the change is the result of a surviving spouse continuing the contract. The Rider will also terminate upon the commencement of annuity payments.

The Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk any value in the subaccounts during this period. Upon cancellation, we will waive the new surrender charges, and reinstate the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time.

Please keep this Supplement with your Legacy II Prospectus and retain it for future reference.

                  Lincoln National Variable Annuity Account E
                             (The American Legacy)
                  Lincoln National Variable Annuity Account H
                              (American Legacy II)

                          Supplement dated May 1, 2001
                      to the Prospectus Dated May 1, 2001


                       Renewal Option: Bonus Credit Rider

This Supplement describes certain changes to the Prospectus for The American Legacy ("Legacy") Variable Annuity Contract offered through Lincoln National Variable Annuity Account E, and to the Prospectus for American Legacy II ("Legacy II") Variable Annuity Contract offered through Lincoln National Variable Annuity Account H. This Supplement discusses a Bonus Credit Rider ("Rider") to your Legacy or Legacy II contracts. This Rider may only be offered to certain classes of contractowners.

If you select the Rider, we will credit an immediate bonus credit equal to 2% of your contract value, on the valuation date on which the Rider election form is approved by Lincoln Life, to your contract. We will allocate the bonus credit to the subaccounts and/or fixed account in the same percentages as your contract value. The bonus credit is not considered a purchase payment.

If you select the Bonus Credit Rider, your entire contract value (excluding the bonus credit) will be subject to new surrender charges on the date the Rider is effective. For purposes of calculating surrender charges, the contract value (excluding the bonus credit) will be treated as a new purchase payment as of the date the Rider is effective. The surrender charges (as further described in your Legacy Prospectus) are as follows:

                                       Number of complete contract years that a
                                       purchase payment has been invested
                                       ----------------------------------
                                       Less than     At least
                                       2 years       2   3   4   5   6   7+
Surrender charge as a percentage
 of the surrendered or withdrawn
 purchase payments                     6%            5   4   3   2   1   0

Any remaining surrender charges existing prior to the effective date of the Rider will be waived. In addition, the waiver of surrender charges in the event of annuitization will only apply to purchase payments received more than twelve months prior to the date of annuitization. The Rider may be elected only once.

The Rider is available if your current surrender charges equal 2% or less of your contract value. This Rider is only available for contracts sold in the nonqualified or IRA markets (excluding SEP and SARSEP markets) and to those contracts in which the contractowner, pre-designated joint owner (as defined in the Prospectus), and annuitant are under age 76.

You may cancel this Rider for any reason within ten days (in some states longer) of the date you first receive the Rider. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, we will waive the new surrender charges and reestablish the prior existing surrender charges, if any, as of the date of receipt of the cancellation. If you cancel the Rider during this ten-day period, you cannot re-elect the Rider at a later time. We will revoke any bonus credits credited to your contract value if you elect to cancel this Rider; however, we will assume the risk of investment loss on the bonus credits. We will also re-credit the mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits.

Please keep this Supplement with your Legacy or Legacy II Prospectus and retain it for future reference.

American Legacy II
Lincoln National Variable Annuity Account H individual variable annuity contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.lincolnlife.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified 403(b) business will only be accepted for pur-chase payments that are either lump sum transfers or rollovers. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a vari-able or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit.

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $25 per payment and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lin-coln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Govern-ment nor any federal agency insures or guarantees your investment in the con-tract.

The available funds, listed below, are each part of American Funds Insurance Series (Series), also known as American Variable Insurance Series:

Global Growth
Global Small Capitalization
Growth
International
New World
Growth-Income
Asset Allocation
Bond
High-Yield Bond
U.S. Government/AAA-Rated Securities
Cash Management

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both pro-spectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Ac-count H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2001.

Table of contents

                                             Page
-------------------------------------------------
Special terms                                  2
-------------------------------------------------
Expense tables                                 3
-------------------------------------------------
Summary                                        5
-------------------------------------------------
Condensed financial information                6
-------------------------------------------------
Investment results                             8
-------------------------------------------------
Financial statements                           8
-------------------------------------------------
Lincoln National Life Insurance Co.            8
-------------------------------------------------
Fixed side of the contract                     8
-------------------------------------------------
Variable annuity account (VAA)                 8
-------------------------------------------------
Investments of the variable annuity account    8
-------------------------------------------------
Charges and other deductions                  11
-------------------------------------------------
The contracts                                 12
-------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      19
------------------------------------------------------------------------
Federal tax matters                                                  21
------------------------------------------------------------------------
Voting rights                                                        25
------------------------------------------------------------------------
Distribution of the contracts                                        25
------------------------------------------------------------------------
Return privilege                                                     25
------------------------------------------------------------------------
State regulation                                                     25
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             26
------------------------------------------------------------------------
Records and reports                                                  26
------------------------------------------------------------------------
Other information                                                    26
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account H American Legacy II                                 27
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Pro-spectus.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity benefit payments made after the annuity commencement date are based.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the an-nuitant dies before the annuity commencement date. An Enhanced Guaranteed Min-imum Death Benefit or Estate Enhancement Benefit Rider may also be available.

Free Amount -- First withdrawal in a contract year, not to exceed 10% of total purchase payments.

Lincoln Life (we, us, our) -- The Lincoln National Life Insurance Company.

Purchase payments -- Amounts paid into the contract.

Series -- American Funds Insurance Series (series), the funds to which you di-rect purchase payments.

Subaccount or American Legacy II subaccount -- The portion of the VAA that re-flects investments in accumulation and annuity units of a class of a particu-lar fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------

  Annual administration charge: $35

We make this charge against the contract value on the last valuation date of each contract year and upon full surrender. It is not a separate charge for each subaccount.

--------------------------------------------------------------------------------
Account H annual expenses for American Legacy II subaccounts:*
(as a percentage of average account value):

                                       With Estate   With Enhanced   Without
                                       Enhancement   Guaranteed      EGMDB
                                       Benefit Rider Minimum Death   or EEB
                                       (EEB Rider)   Benefit (EGMDB) Rider
Mortality and expense risk charge          1.70%          1.40%       1.25%
Administrative charge                       .10%           .10%        .10%
                                           ----           ----        ----
Total annual charge for each American
 Legacy II subaccount                      1.80%          1.50%       1.35%

Annual expenses of the funds for the year ended December 31, 2000:
(as a percentage of each fund's average net assets):

                                     Management     Other        Total
                                     fees       +   expenses =   expenses
-------------------------------------------------------------------------
 1. Global Growth                       %              %            %
-------------------------------------------------------------------------
 2. Global Small Capitalization
-------------------------------------------------------------------------
 3. Growth
-------------------------------------------------------------------------
 4. International
-------------------------------------------------------------------------
 5. New World
-------------------------------------------------------------------------
 6. Growth-Income
-------------------------------------------------------------------------
 7. Asset Allocation
-------------------------------------------------------------------------
 8. Bond
-------------------------------------------------------------------------
 9. High-Yield Bond
-------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities
-------------------------------------------------------------------------
11. Cash Management
-------------------------------------------------------------------------

  *The VAA is divided into separately-named subaccounts, eleven of which are available under the contracts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $          $           $            $
----------------------------------------------------------------------------------
 2. Global Small Capitalization
----------------------------------------------------------------------------------
 3. Growth
----------------------------------------------------------------------------------
 4. International
----------------------------------------------------------------------------------
 5. New World
----------------------------------------------------------------------------------
 6. Growth-Income
----------------------------------------------------------------------------------
 7. Asset Allocation
----------------------------------------------------------------------------------
 8. Bond
----------------------------------------------------------------------------------
 9. High-Yield Bond
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities
----------------------------------------------------------------------------------
11. Cash Management
----------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $           $          $            $
----------------------------------------------------------------------------------
 2. Global Small Capitalization
----------------------------------------------------------------------------------
 3. Growth
----------------------------------------------------------------------------------
 4. International
----------------------------------------------------------------------------------
 5. New World
----------------------------------------------------------------------------------
 6. Growth-Income
----------------------------------------------------------------------------------
 7. Asset Allocation
----------------------------------------------------------------------------------
 8. Bond
----------------------------------------------------------------------------------
 9. High-Yield Bond
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities
----------------------------------------------------------------------------------
11. Cash Management
----------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that the Estate Enhancement Benefit Rider is in effect. Without this rider, expenses would be lower.

For more information, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account--currently, there is no charge. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See the contracts and Annuity payouts. These examples should not be considered a representation of past or future ex-penses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Growth, Global Small Capitalization, Growth, International, New World, Growth-Income, Asset Allocation, Bond, High-Yield Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account and Description of the series.

Who invests my money? The investment advisor for the series is Capital Re-search and Management Company (CRMC), Los Angeles, California. CRMC is regis-tered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accu-mulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annu-ity unit on payout days. See The contracts.

What charges do I pay under the contract? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge. If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.
We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge of 1.25%, if the contract has no riders. If the Enhanced Guaranteed Minimum Death Benefit is in effect the mortality and expense risk charge is 1.40% and if the Estate Enhancement Bene-fit Rider is in effect the mortality and expense risk charge is 1.70%. There is an administrative charge of 0.10% in addition to all of the above mortality and expense risk charges. See Charges and other deductions.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Invest-ment advisor.

Charges may also be imposed during the regular income or annuity payout peri-od. See the contracts and Annuity payouts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you elect. Your beneficiary has options as to how the death benefit is paid. See Death benefit before the annuity commencement date. See Income4Life Solutions (IRA) and Income4Life Solutions (Non-Qualified).

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date. Transfers to and from the General Ac-count on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you sur-render the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax mat-ters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account

The following information relating to accumulation unit values and number of accumulation units for the American Legacy II subaccounts for each of the ten years in the period ended December 31, 2000 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                             1991      1992      1993      1994      1995       1996
------------------------------------------------------------------------------------
Global Growth subaccount
**
Accumulation unit value
 . Beginning of period..............................................................
 . End of period....................................................................
Number of accumulation
 units
 . End of period (000's omitted)....................................................
------------------------------------------------------------------------------------
Global Small
Capitalization
subaccount***
Accumulation unit value
 . Beginning of period..............................................................
 . End of period....................................................................
Number of accumulation
 units
 . End of period (000's omitted)....................................................
------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 . Beginning of period...     .952     1.252     1.369     1.571     1.558      2.049
 . End of period.........    1.252     1.369     1.571     1.558     2.049      2.292
Number of accumulation
 units
 . End of period (000's
 omitted)...............  486,812   752,797   980,310 1,133,151 1,335,028  1,446,260
------------------------------------------------------------------------------------
International subaccount
Accumulation unit value
 . Beginning of period ..     .947     1.044     1.021     1.354     1.361      1.514
 . End of period ........    1.044     1.021     1.354     1.361     1.514      1.755
Number of accumulation
 units
 . End of period (000's
 omitted)...............  200,309   360,734   697,520   984,460 1,078,152  1,293,784
------------------------------------------------------------------------------------
New World subaccount*
Accumulated unit value
 . Beginning of period..............................................................
 . End of period....................................................................
Number of accumulation
 units
 . End of period (000's omitted)....................................................
------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 . Beginning of period...     .982     1.202     1.280     1.418     1.428      1.875
 . End of period ........    1.202     1.280     1.418     1.428     1.875      2.196
Number of accumulation
 units
 . End of period (000's
 omitted)...............  703,495 1,122,418 1,500,824 1,680,732 1,877,129  2,097,592
------------------------------------------------------------------------------------
Asset Allocation
 subaccount
Accumulation unit value
 . Beginning of period...     .998     1.200     1.284     1.399     1.377      1.760
 . End of period ........    1.200     1.284     1.399     1.377     1.760      2.011
Number of accumulation
 units
 . End of period (000's
 omitted)...............  174,468   285,119   410,464   448,248   480,392    534,903
------------------------------------------------------------------------------------
Bond subaccount+*
Accumulation unit value
 . Beginning of period...................................................  $    1.000
 . End of period.........................................................  $    1.044
Number of accumulation
 units
 . End of period (000's omitted).........................................      72,747
------------------------------------------------------------------------------------
High-Yield Bond
 subaccount
Accumulation unit value
 . Beginning of period...    1.031     1.287     1.429     1.641     1.513      1.818
 . End of period ........    1.287     1.429     1.641     1.513     1.818      2.031
Number of accumulation
 units
 . End of period (000's
 omitted)...............   47,739   101,884   191,433   216,546   256,041    294,401
------------------------------------------------------------------------------------
U.S. Government/AAA-
 Rated subaccount
Accumulation unit value
 . Beginning of period...    1.089     1.246     1.323     1.451     1.369      1.559
 . End of period.........    1.246     1.323     1.451     1.369     1.559      1.586
Number of accumulation
 units
 . End of period (000's
 omitted)...............  139,710   212,716   282,851   282,879   296,349    274,674
------------------------------------------------------------------------------------
Cash Management
 subaccount
Accumulation unit value
 . Beginning of period...    1.095     1.140     1.161     1.177     1.206      1.256
 . End of period ........    1.140     1.161     1.177     1.206     1.256      1.302
Number of accumulation
 units
 . End of period (000's
 omitted)...............  106,259   133,763   106,323   141,512   130,252    168,072
------------------------------------------------------------------------------------

 *The New World subaccount began operations on June 17, 1999 so the figures for 1999 represent experience of less than one year.
**The Global Growth subaccount began operations on April 30, 1997 so the figures for 1997 represent experience of less than one year.
***The Global Small Capitalization subaccount began operations on April 30,
 1998 so the figures for 1998 represent experience of less than one year.

       1997              1998              1999             2000
---------------------------------------------------------------------
    with   without    with   without    with   without  with  without
  EGMDB+     EGMDB   EGMDB     EGMDB   EGMDB     EGMDB EGMDB    EGMDB
---------------------------------------------------------------------

 $ 1.000     1.000   1.075     1.076   1.367     1.370
 $ 1.075     1.076   1.367     1.370   2.289     2.298
   2,790    70,469   5,133    91,669   8,185   120,907
--------------------------------------------------------------

 ................. $ 1.000     1.000   1.014     1.015
 ................. $ 1.014     1.015   1.915     1.920
 .................   2,647    48,025   6,091    77,994
--------------------------------------------------------------
   1.000     2.292   2.939     2.942   3.924     3.934
   1.887     2.942   3.924     3.934   6.094     6.118
  50,809 1,374,732  70,063 1,223,349  76,952 1,096,044
--------------------------------------------------------------
   1.000     1.755   1.887     1.889   2.253     2.259
   1.887     1.889   2.253     2.259   3.916     3.932
  43,964 1,254,784  52,670 1,056,084  56,849   914,407
--------------------------------------------------------------
 ...................................   1.000     1.000
 ...................................   1.175     1.176
 ...................................   2,052    24,640
--------------------------------------------------------------
   1.000     2.196   2.724     2.727   3.177     3.185
   2.724     2.727   3.177     3.185   3.489     3.503
  87,728 2,047,396 110,723 1,830,316 114,843 1,569,596
--------------------------------------------------------------
   1.000     2.011   2.388     2.390   2.661     2.668
   2.388     2.390   2.661     2.668   2.812     2.823
  19,041   540,814  26,936   506,257  28,960   432,499
--------------------------------------------------------------
   1.000     1.044   1.134     1.135   1.165     1.168
   1.134     1.135   1.165     1.168   1.180     1.185
   3,171   113,404   6,619   145,566   6,575   129,312
--------------------------------------------------------------
   1.000     2.031   2.250     2.253   2.227     2.232
   2.250     2.253   2.227     2.232   2.321     2.330
   9,318   296,319  11,991   265,196  11,308   208,878
--------------------------------------------------------------
   1.000     1.586   1.695     1.697   1.807     1.811
   1.695     1.697   1.807     1.811   1.771     1.778
   7,485   233,306  12,542   245,148  12,402   192,793
--------------------------------------------------------------
   1.000     1.302   1.349     1.351   1.398     1.401
   1.349     1.351   1.398     1.401   1.443     1.449
   6,333   131,807  12,070   140,718  13,089   174,265
--------------------------------------------------------------

+*The Bond subaccount began operations on January 2, 1996 so the figures for
 1996 represent experience of less than one year.
+The EGMDB rider was not available until May 1, 1997.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges and contract fees. Results calculated without contingent deferred sales charges or contract fees will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

Lincoln National Life
Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account
(VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the variable
annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to a class of each fund in the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisor
The investment advisor for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has eleven separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to its shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as Class 1 and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 but not Class 1 shares are subject to a 12b-1 plan. Only Class 1 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

1. Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

2. Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

3. Growth Fund--The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

4. International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

5. New World Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of high-yield, high-risk bonds, in these countries.

6. Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

7. Asset Allocation Fund--The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

8. Bond Fund--The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

9. High-Yield Bond Fund--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

10. U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

11. Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Sale of fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The benefits we provide include: death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed actual contract value; the risk that more owners than expected will qualify for waivers of the surrender charge; the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge or associated with a particular contract. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.35%, and consists of a mortality and expense risk charge of 1.25% and an administrative charge of 0.10%. If you have elected the EGMDB, the annual rate will be 1.50%, consisting of a mortality and expense risk charge of 1.40% and an administrative charge of 0.10%. If you have elected the EEB Rider, the annual rate will be 1.80%, consisting of a mortality and expense risk charge of 1.70% and an administrative charge of 0.10%.

Maintenance charge
We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

Surrender charge
A surrender charge does apply (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                             Number of complete contract years
                                             that a purchase payment has been
                                             invested
------------------------------------------------------------------------------
                                             Less than At least
                                             2 years   2   3   4   5   6   7+
Surrender charge as a percentage of the
 surrendered or withdrawn purchase payments  6%        5   4   3   2   1   0

A surrender charge does not apply to:

 1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

 2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of a contract);

 3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by nontrustee contractowners who are at least 59 1/2;


 4. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the tax code], after the effective date of the contract and before the annuitant's 65th birthday;

 5. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 6. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of LNC. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

 7. A surrender of the contract as a result of the death of the contractowner, sole joint owner, pre-designated joint owner or annuitant. However, the surrender charge is not waived upon the death of a non pre-designated joint owner.

 8. Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9. Periodic payments made under any annuity payout option made available by Lincoln Life.

10. Regular income payments made under any Income4Life Solution option.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.  from purchase payments (on a FIFO basis) until exhausted; then

  2.  from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2. from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states, paragraph c. does not apply and paragraph b. continues to apply after the 7th anniversary of the contract.

In most states, for purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.  from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See Income4Life Solutions (IRA) and (Non-Qualified) and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying series that are described in the Prospectus for the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.

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

Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 85 (or older than age 80 in Pennsylvania).

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for additional purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $2 million for each annuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the payment of any death benefit, whichever comes first.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (currently, normally, 4:00 p.m., New York time) on each day the NYSE is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is made for contracts with the EGMDB or the EEB Rider than for those without, each of the three types of contracts will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or
before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive the request if received by 4 p.m. New York time. If it is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us. The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made by writing to our home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4:00 P.M. New York time.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

Transfers to and from the General Account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.

These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us.


Transfers after the annuity commencement date

If you select an Income4Life Solution option, your transfer rights and restrictions are the same as they were on or before the annuity commencement date.

If you do not select an Income4Life Solution option, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, no transfers are allowed from the fixed side of the contract to the subaccounts.


Death benefit before the annuity commencement date
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. The contractowner may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

In addition to paying a death benefit when the annuitant dies, we will also pay a death benefit when the contract owner, sole joint owner, or pre-designated joint owner dies before the annuity commencement date. This death benefit equals the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract as of the day we approve the claim for payment. If the Estate Enhancement Benefit Rider is in effect, a larger death benefit may be paid. The EGMDB and the EEB rider are separate death benefit elections. Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect an Income4Life option for an IRA contract.

If the contract has more than one joint owner, this death benefit will only be paid on the death of the pre-designated joint owner. The contractowner may make this pre-designation to us in writing. If the contractowner does not make this designation, the youngest joint owner will be the pre-designated joint owner. Only the cash surrender value will be paid upon the death of a non-pre-designated joint owner.

To summarize, the death benefit will be paid as follows:

  If the annuitant dies, the death benefit will be paid to the beneficiary.

  If the contractowner dies, we will pay a death benefit to the contingent owner, if any, otherwise to the annuitant.

  If the contractowner or joint owner dies, payment of either the death benefit or the cash surrender value will be paid to the remaining contractowner or joint owners equally.

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

  If the contractowner or joint owner is also the annuitant, the death benefit will be paid to the beneficiary.

Death Benefits are taxable. See Federal tax matters.

Guaranteed Minimum Death Benefit (GMDB). This death benefit is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the contractowner, sole joint owner, pre-designated joint owner or the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If you elect the EGMDB, the death benefit payable will be equal to the greater of: (1) Contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium taxes incurred, if any; or (3) the highest contract value which the contract attains on any policy anniversary date (including the inception date) from the time the EGMDB takes effect up to and including the contractowner, sole joint owner, pre-designated joint owner or the annuitant's age 80. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

This death benefit is an alternative to the GMDB for owners of nonqualified contracts or contracts used under an IRA plan. You can only elect the EGMDB at purchase or within six months after the benefit is approved in your state, if later, (please see your investment dealer for assistance) by completing the EGMDB election form available from us. If you elect the EGMDB at purchase, the benefit will take effect on the inception date but we will not begin deducting the charge for the EGMDB until the first policy anniversary date.

If you elect the EGMDB, the benefit will take effect as of the valuation time on the next policy anniversary date following our receipt of the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If we receive an election of this benefit on a policy anniversary date, the EGMDB will take effect and we will begin deducting the charge for the benefit at the valuation time on that date.

If you elect the EGMDB, you may discontinue the benefit at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the valuation time on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable.

Estate Enhancement Benefit Rider ("EEB Rider"). The amount of death benefit payable under this Rider is the greatest of the following four amounts:

1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2) The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

3) The highest contract value at the time of fund valuation on any policy anniversary date (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that policy anniversary date on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest contract value is obtained.

4) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

                                                                              15
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Contract earnings equals:

1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2) each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1) the initial purchase payment; plus

2) each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract.

A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.

General Death Benefit Information

A surrender charge does not apply to a surrender of the contract as a result of the death of a contractowner, sole joint owner, pre-designated joint owner or annuitant. If there are two or more joint owners, the surrender charge is waived only on the death of the pre-designated joint owner.

If the surviving spouse is the beneficiary, the spouse may elect to continue the contract as a sole contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) and that exceeds the current contract value will be credited to the contract. This feature will only apply one time for each contract. If the contract is continued in this way and the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The Rider will continue in effect if both the surviving spouse and surviving annuitant are under age 76. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first three amounts listed above. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after payment of the estate enhancement benefit into the contract) as the initial deposit for purposes of future benefit calculations.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) Written authorization for payment; and (3) Our receipt of all required claim forms, fully completed. If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to the contractowner's estate, as applicable.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within

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

one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Joint/contingent ownership
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract.

A contingent owner may not exercise ownership rights in this contract while the contractowner is living.

Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options.

The amount available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to the restrictions.

Lincoln Life reserves the right to surrender this contract if any withdrawal reduces the total contract value to a level at which this contract may be surrendered in accordance with applicable law for individual deferred annuities.

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

Income4Life Solution Option for IRA Contracts

The Income4Life Solution Option for IRA Contracts provides variable, periodic regular income payments to you during a defined period of time (the "Liquidity Period"). This option is subject to an annual charge, computed daily, of 1.80% of the daily net assets value. This charge consists of an administrative charge of 0.10% and a mortality and expense risk charge of 1.70%. The Income4Life Solution Option for IRA Contracts currently offered is the Income Plus IRA option.

This option is only available for IRA and Roth IRA contracts with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income Plus IRA option at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, the Income Plus IRA option will terminate. If so, an option to start a new program under the Income4Life Solution Option for IRA Contracts may be provided. We reserve the right to discontinue this option at any time.

If either the EGMDB or EEB Rider are in effect these benefits will terminate once you elect an Income4Life Solution option.

Please refer to Federal tax matters for a discussion of the tax consequences of electing this option and receiving payments thereunder.

Assumed interest rates of 3%, 4%, 5% and 6% are available.

Income Plus IRA

The Income Plus IRA option emphasizes income.

Regular Income. The Income Plus IRA option provides for variable, periodic regular income payments to be made both during the Liquidity Period, and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment for the next year will increase by approximately 3%.

Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters.

Liquidity Period. During the Liquidity Period you select, you will also be able to access your Account Value through withdrawals. We will establish the minimum and maximum Liquidity Periods at the time you elect the Income Plus IRA option. Generally, shorter Liquidity Periods will produce a higher initial regular income payment than longer Liquidity Periods. At any time during the Liquidity Period, and subject to our approval, you may extend or shorten the Liquidity Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Liquidity Period will be applied to continue regular income payments for your life.

If there are joint annuitants and either annuitant dies during the Liquidity Period, the Income Plus IRA option will terminate. The surviving annuitant may be allowed to start a new program under the Income4Life Solution Option for IRA Contracts.

Account Value. The initial Account Value is the contract value at the time you elect the Income Plus IRA option. During the Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Liquidity Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance.

Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced accordingly. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Liquidity Period the death benefit is the Account Value. The death benefit is payable upon the death of the annuitant only. Following the Liquidity Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/ withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/ withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 4.70% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.50% of each contract year's increased GMDB (regardless of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.25% of purchase payments and up to 0.05% annually of the variable account value while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.70% of contract value can be paid to dealers during annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA

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are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if he/she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.

Variable annuity payouts

Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date, less any applicable premium taxes;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

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2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the payment will increase at a rate proportional to the amount of excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Income4Life Solution Options

(Non-Qualified Annuity Contracts ONLY)

We also offer two variable annuity payout options ("Income4Life Solution options") that are subject to an annual charge, computed daily, of 1.80% of the daily net assets value. This charge consists of an administrative charge of 0.10% and a mortality and expense risk charge of 1.70%. The two Income4Life Solution options currently offered are Liquidity Plus and Income Plus.

If your contract value is at least $50,000, you may elect one of the Income4Life Solution options at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments will not be accepted after this option is elected. There is no guarantee that either or both of these options will be available in the future.

Assumed interest rates of 3%, 4%, 5%, and 6% are available.

Liquidity Plus

The Liquidity Plus option emphasizes liquidity.

Regular Income. The Liquidity Plus option provides for variable, periodic regular income payments to be made both during a defined period of time (the "Liquidity Period"), and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters--Taxation of annuity payouts.

Liquidity Period. During the Liquidity Period, you will also be able to access your Account Value (as defined below) through withdrawals. We will establish the length of the Liquidity Period at the time you elect the Liquidity Plus option. Generally, the younger the annuitant's age, the longer the Liquidity Period. At any time during the Liquidity Period, you may shorten the Liquidity Period by sending us notice. If you do, the Liquidity Plus option will be converted to the Income Plus option described below.

Account Value. The initial Account Value is the contract value on the annuity commencement date, less any applicable premium taxes. During the Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

The entire Account Value will be paid as regular income over the term of the Liquidity Period so that at the end of the Liquidity Period, the Account Value will be reduced to zero. After the Liquidity Period ends, payments will continue for as long as any annuitant is living. Payments made after the Liquidity Period will continue to be adjusted for investment performance.

Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced accordingly. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Liquidity Period the death benefit is the Account Value. The death benefit is payable upon the death of the annuitant only. Following the Liquidity Period, there is no death benefit.

Income Plus

The Income Plus option emphasizes income.

Regular Income. The Income Plus option provides for variable, periodic regular income payments to be made both during the Liquidity Period, and after the Liquidity Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance

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for the year is 3% higher (annualized) than the assumed investment rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than that assumed, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters--Taxation of annuity payouts.

Liquidity Period. During the Liquidity Period you select, you will also be able to access your Account Value through withdrawals. We will establish the minimum and maximum Liquidity Periods at the time you elect the Income Plus option. Generally, shorter Liquidity Periods will produce a higher initial regular income payment than longer Liquidity Periods. At any time during the Liquidity Period, you may extend or shorten the Liquidity Period by sending us notice. If you do, subsequent payments will be adjusted accordingly, and the Account Value remaining at the end of the new Liquidity Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the annuity commencement date, less any applicable premium taxes. During the Liquidity Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Liquidity Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance.

Withdrawals. You may request a withdrawal at any time during the Liquidity Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced accordingly. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Liquidity Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Liquidity Period the death benefit is the Account Value. The death benefit is payable upon the death of the annuitant only. Following the Liquidity Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



General Information

The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk. The GMDB, EGMDB and the Estate Enhancement Benefit Rider are not available after the annuity commencement date.

The annuity commencement date is usually on or before the annuitant's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

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 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contact to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive extends your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

  . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

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

 . Death after the annuity commencement date--

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit

Your contract may have an EGMDB or an Estate Enhancement Benefit Rider, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB or an Estate Enhancement Benefit Rider charge as a contract withdrawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

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Section 403(b) business will normally be accepted only for purchase payments qualifying as a 403(b) lump sum transfer or rollover. We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may or may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB or the Estate Enhancement Benefit Rider from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of these under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law
The above discussion is based on the tax code, IRS regulations and interpretations existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any contract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the
Texas Optional Retirement
Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that 1940 Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Special arrangements

At times, Lincoln Life may offer variations of the contracts described in this prospectus to existing owners as part of an exchange program. Contracts purchased through this exchange offer may impose different fees and expenses and provide certain additional benefits from those described in this prospectus.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

Statement of additional
information table of
contents for Separate
Account H

Item
-----------------------------------------
General information and history of
 Lincoln Life                         B-2
-----------------------------------------
Special terms                         B-2
-----------------------------------------
Services                              B-2
-----------------------------------------
Principal underwriter                 B-2
-----------------------------------------
Purchase of securities being offered  B-2

Item
                                         ----------------------------------
Calculation of investment results                                       B-2
                                         ----------------------------------
Annuity payouts                                                         B-5
                                         ----------------------------------
Automatic increase in the guaranteed
 minimum death benefit                                                  B-6
                                         ----------------------------------
Advertising and sales literature                                        B-7
                                         ----------------------------------
Financial statements                                                    B-9

For a free copy of the SAI please see page one of this booklet.

American Legacy II

Lincoln National
Variable Annuity Account H (Registrant)

Lincoln National
Life Insurance Co. (Depositor)

Statement of additional information (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account H dated May 1, 2001. You may obtain a copy of the American Legacy II Account H Prospectus on request and without charge. Please write American Legacy Customer Service, The Lincoln National Life Insurance Co.P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents

                                      Page
------------------------------------------
General information and history
of Lincoln Life                       B-2
------------------------------------------
Special terms                         B-2
------------------------------------------
Services                              B-2
------------------------------------------
Principal underwriter                 B-2
------------------------------------------
Purchase of securities being offered  B-2
------------------------------------------
Calculation of investment results     B-2
------------------------------------------

                                      Page
                                         -
Annuity payouts                       B-5
                                         -
Automatic increase in the guaranteed
minimum death benefit                 B-6
                                         -
Advertising and sales literature      B-7
                                         -
Financial statements                  B-9
                                         -


This SAI is not a Prospectus.

The date of this SAI is May 1, 2001.

General information and
history of
Lincoln National Life
Insurance Co. (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange (NYSE) is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the NYSE may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors
The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of LNC, The Capital Group, Inc., their affiliated or managed companies, and certain other persons. See Charges and other deductions in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2000); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.

Standard investment results:
Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average an-nual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                  P(1+T)n=ERV

Where: P = a hypothetical initial purchase payment of $1,000

    T = average annual total return for the period in question
    N =number of years

    ERV= ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period there-of)

    The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (includ-ing any surrender charges) are deducted at the end of the period in ques-tion; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard per-formance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard performance data as of December 31, 2000:


                                  1-Year            5-Years           10-Years/
                                  With              With              Since Inception
                                  EEB Rider         EEB Rider         With EEB Rider
-------------------------------------------------------------------------------------
Global Growth Subaccount
(Commenced activity 4/30/97)
Global Small
Capitalization Subaccount
(Commenced activity 4/30/98)
Growth subaccount
(Commercial activity 8/1/89)
International Subaccount
(Commenced activity 5/1/90)
New World Subaccount
(Commenced activity 6/17/99)
Growth-Income Subaccount
(Commenced activity 8/1/89)
Asset Allocation Subaccount
(Commenced activity 8/1/89)
High-Yield Bond Subaccount
(Commenced activity 8/1/89)
Bond Subaccount
(Commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount
(Commenced activity 8/1/89)
Cash Management Subaccount
(Commenced activity 8/1/89)

The performance figures shown reflect the cost of the elective Estate Enhance-ment Benefit Rider. If contractholders had not elected the Estate Enhancement Benefit Rider, their returns would have been higher.

Non-Standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (i.e., mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (i.e., EGMDB or EEB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

Non-Standard Performance Data (adjusted for contract expense charges):

Period Ending December 31, 2000

                                                                                      Since
                                              1-Year    3-Year    5-Year    10-year   inception
                                    YTD With  With      With      With      With      With
                                    EEB Rider EEB Rider EEB Rider EEB Rider EEB Rider EEB Rider
-----------------------------------------------------------------------------------------------
Global Growth subaccount                 %         %                                       %
(commenced activity 4/30/97)
Global Small Capitalization
subaccount
(commenced activity 4/30/98)
Growth subaccount                                            %         %         %
(as if commenced activity 2/8/84)
International subaccount
(commenced activity 5/1/90)
New World Subaccount
(as if commenced activity 6/17/99)
Growth-Income subaccount
(as if commenced activity 2/8/84)
Asset Allocation subaccount
(commenced activity 8/1/89)
High-Yield Bond subaccount
(as if commenced activity 2/8/84)
Bond subaccount
(commenced activity 1/2/96)
U.S. Gov't./AAA subaccount
(as if commenced activity 12/1/85)
Cash Management subaccount
(as if commenced activity 2/8/84)

The performance figures shown reflect the cost of the elective Estate Enhancement Benefit Rider. If contractholders had not elected the Estate Enhancement Benefit Rider, their returns would have been higher.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract before the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of contract value. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Income4Life Solution options for Non-qualified contracts

Regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date 14 days prior to the initial regu-lar income date, less any applicable premium taxes, and each regular income payment date thereafter; (2) the annuity factor for the Income4Life Solution option selected; and (3) the investment results of the fixed and/or variable sub-accounts selected.

Income4Life Solution annuity factors are based, when applicable, on the 1983 Table "A" Individual Annuity Mortality Table, modified, with an assumed investment return of at the rate of either 3%, 4%, 5% or 6% per annum.

The initial regular income payment is determined by dividing the contract value as of the valuation date 14 days prior to the initial regular income payment date, less any premium taxes, by 1000 and multiplying this result by the Income4Life Solution annuity factor for the option selected.

The annuity factors vary according to the Income4Life Solution option select-ed, the length of the liquidity period and the age and gender of the annuitant as of the date the initial regular income payment is calculated. The assumed interest rate is the measuring point for subsequent regular income payment. Each subsequent regular income payment will fluctuate, regardless of whether the account value is invested in fixed or variable sub-accounts.

If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable sub-accounts, exceeds the assumed rate, the regular income payment will in-crease at a rate equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

During the liquidity period each subsequent regular income payment is deter-mined by dividing the account value as of the valuation date 14 days prior to the regular income payment due date by 1000 and multiplying this result by the annuity factor adjusted for the remaining annuity period. At the end of the li-quidity period, the periodic regular income payment will purchase annuity units at the then current annuity unit value.

Subsequent regular income payments made after the liquidity period will be cal-culated using annuity units as described in the Variable annuity payouts sec-tion above.

Income4Life Solution options for IRA contracts

Regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of the year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity fac-tor for the Income4Life Solution option selected; and (3) the investment re-sults of the fixed and/or variable sub-accounts selected.

Income4Life Solution annuity factors are based, when applicable, on the 1983 Table "A" Individual Annuity Mortality Table, modified, with an assumed invest-ment return of at the rate of either 3%, 4%, 5% or 6% per annum.

The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1000 and multiplying this result by the Income4Life Solution annuity factor for the option selected.

The annuity factor will vary according to the Income4Life Solution option se-lected, the length of the liquidity period and the age and gender of the annui-tant as of the date the initial regular income payment is calculated. The as-sumed interest rate is the measuring point for subsequent regular income pay-ment. Regular income payments will be adjusted at the beginning of each calen-dar year during the liquidity period, regardless of whether the account value is invested in fixed or variable sub-accounts. After the liquidity period each subsequent regular income payment will be adjusted.

If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable sub-accounts, exceeds the assumed rate, the regu-lar income payment will increase at a rate equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

During the liquidity period, the first regular income payment made in the cal-endar year will be determined by dividing the account value as of December 31 of the year prior to the regular income payment by 1000 and multiplying this result by the annuity factor adjusted for the remaining annuity period. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year.

At the end of the liquidity period, the periodic regular income payment will purchase annuity units at the then current annuity unit value.

Subsequent regular income payments made after the liquidity period will be cal-culated using annuity units as described in the Variable annuity payouts sec-tion above. This will result in the regular income payment then fluctuating with each subsequent regular income payment.

Proof of age, sex and survival
We may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

Automatic increase in the guaranteed minimum death benefit

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln National Life Insurance Co. (Lincoln Life) will automatically increase the guaranteed minimum death benefit (GMDB):

We will automatically increase the GMDB, separately for each contract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contingent deferred sales charge expires on those payments).

The attributable gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the increase is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary.
If on the seventh contract anniversary, the contract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any AG, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The application of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the contract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and withdrawals occur at the beginning of the year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calculated by applying the IRR to the purchase payments, less any withdrawals applied on a FIFO basis.

Advertising and sales literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Duff & Phelps insurance company claims-paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index -- A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading companies in leading industries;

commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the VAA over the fixed account; and the compounding effect when a client makes regular deposits to his contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertising and sales literature.

Dollar cost averaging (DCA). You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500.00 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS). AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

Cross-reinvestment service. Under this option, account value in a designated subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

Portfolio Rebalancing. Portfolio Rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a request to Lincoln Life.

If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by calling or writing Lincoln Life.

The portfolio rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $
billion and annual consolidated revenues of $      billion. Through its wealth
accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the series funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, we were serving over
       employers and more than              individuals.

Lincoln Life's assets, size. Sales literature for the VAA may discuss Lincoln Life's general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2000
Lincoln Life had statutory admitted assets of over $   billion.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A (to be filed by Amendment).

      2. Part B The Financial Statements for the Variable Account are included in Part B (to be filed by Amendment):




      3. Part B  The  Statutory-Basis Financial Statements of The
Lincoln National Life Insurance Company are included in the SAI: (to be filed by Amendment)

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

   (b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(d) Amendment dated October 15, 1999 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(4)
   (c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (f) Form of Rider No. 4 to Variable Annuity Contract.
   (g) Form of Rider No. 5 to Variable Annuity Contract.
   (h) Form of Rider No. 6 to Variable Annuity Contract.
   (i) Form of Rider No. 7 to Variable Annuity Contract.
   (j) Form of Rider No. 8 to Variable Annuity Contract.
   (k) Form of Rider No. 9 to Variable Annuity Contract.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc.,
       Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Form S-6 (333-40745) filed on November 21, 1997.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(c) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company as to the legality of securities being registered incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(10) Consent of Ernst & Young LLP, Independent Auditors (to be filed by Amendment).

(11)   Not applicable

(12)   Not applicable

(13) Schedule for Computation of Performance Quotations (to be filed by Amendment).

(14)   Not applicable

(15)   Other Exhibits:

                 (a)  Organizational Chart of the Lincoln National Insurance
                       Holding Company System (to be filed by Amendment).

                 (b)  Books and Records Report (to be filed by Amendment).

(16)   Powers of Attorney (to be filed by Amendment).


Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**          President and Director

Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Diane Dillman*           Director of Annuities Compliance

Christine Frederick****  Director of Life Compliance

John H. Gotta****        Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Stephen H. Lewis*        Senior Vice President and Director

Charles E. Haldeman,
Jr.*****                 Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Lawrence T. Rowland***   Executive Vice President and Director

Lorry J. Stensrud*       Chief Executive Officer of Annuities, Executive Vice
                         President, and Director

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538.
****Principal business address is 350 Church Street, Hartford, CT 06103

*****Principal business address is One Commerce Square, 2005 Market Street, 39th floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of _________ __, ____, there were _______ (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

(a)  Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officer, and employees of LNL in connection with suits by, or in the rights of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6[b] hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc. Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F and J, (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Agoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President

   5400 Mount Meeker Road Ste 1
   Boulder, CO 80301-3508

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E. Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Mick L. Brethower                Senior Vice President
     29003 Colonial Drive
     Georgetown, TX  78628

     Alan Brown                       Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     8002 Greentree Road
     Bethesda, MD 20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, Co 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ---------------------        ---------------------

H    Carlo O. Cordasco            Assistant Vice President

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President

     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015

L    Carl D. Cutting              Vice President

     William Daugherty            Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Daniel J. Delianedis         Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John Fodor                               Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Daniel B. Frick                     Regional Vice President
   845 Western Avenue
   Glen Ellyn, IL 60137

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867


H  Mary Pat Harris                     Assistant Vice President

   Ronald R. Hulsey                    Vice President
   6744 Avalon
   Dallas, TX 75214

   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111


B  Damien M. Jordan                    Vice President


   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark Lien                           Regional Vice President
    5570 Beechwood Terrace
    West Des Moines, IA 50266


L   Lorin E. Liesy                      Assistant Vice President

L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services Division


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President



S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Melinat                  Vice President-Institutional
                                        Investment Services


    David R. Murray                     Vice President
    60 Briant Drive
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37027


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558


   Samuel W. Perry                   Regional Vice President
   6133 Calle del Paisano
   Scottsdale, AZ 85251


   Fredric Phillips                  Senior Vice President
   175 Highland Avenue,
   4th Floor
   Needham, MA 02494



B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place, S.E.
   Mercer Island, WA 98040

L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President


   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   244 Lambeau Lane
   Glenville, NC 28736


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                        (2)
   Name and Principal                         Positions and Offices
    Business Address                          with Underwriter
   ------------------                         ---------------------


   Christopher S. Rowey                       Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                           Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005


   Richard R. Samson                          Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                        Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  R. Michael Shanahan                        Director

   Brad W. Short                              Regional Vice President
   306 15th Street
   Seal Beach, CA 90740

   David W. Short                             Chairman of the Board
   1000 RIDC Plaza, Suite 212                 and Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon, Jr.                      Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333


L  John C. Smith                              Assistant Vice President-
                                              Institutional Investment
                                              Services

   Rodney G. Smith                            Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft                    Assistant Vice President


   Tony Soave                                 Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348


   Therese L. Souiller                        Assistant Vice President
   2652 Excaliber Court
   Virginia Beach, VA 23454


   Nicholas D. Spadaccini                     Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo                       Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


LW Eric H. Stern                     Director


B  Max D. Stites                     Vice President

   Thomas A. Stout                   Regional Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew Taylor                       Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President


   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   7 Gladstone Lane
   Laguna Niguel, CA 92677

   Thomas E. Warren                  Regional Vice President
   119 Faubel Street
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     3406 Shakespeare Drive
     Troy, MI 48084

     J.D. Wiedmaier               Assistant Vice President
     3513 Riverstone Way
     Chesapeake, VA 23325


     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821

S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $_____________.

Item 30. Location of Accounts and Records

 See Exhibit 15(b)

Item 31. Management Services

 Not Applicable.

Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33. (Additional Item)

 See prior filings.

Item 34. (Additional Item)

 See prior filings.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 29th day of January, 2001.

                                   LINCOLN NATIONAL VARIABLE ANNUITY
                                   Account H - Legacy II
                                   (Registrant)

                                       /s/ Jeffrey K. Dellinger
                                   By: ______________________________
                                       Jeffrey K. Dellinger
                                       Vice President, LNL
                                       (Title)

                                   By: THE LINCOLN NATIONAL LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                        /s/ Lorry J. Stensrud
                                   By:  ______________________________
                                        Lorry J. Stensrud
                                        (Signature-Officer of Depositor)
                                        Executive Vice President, LNL
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                              Date
---------                    -----                              ----
/s/ Jon A. Boscia
_______________________      President and Director             January 29, 2001
Jon A. Boscia                (Principal Executive Officer)

/s/ Lorry J. Stensrud
_______________________      Executive Vice President,          January 29, 2001
Lorry J. Stensrud            Chief Executive Officer of
                             Annuities and Director

/s/ Janet Chrzan
_______________________      Senior Vice President, Chief       January 29, 2001
Janet Chrzan                 Financial Officer and Director
                             (Principal Accounting Officer and
                             Principal Financial Officer)

/s/ Lawrence T. Rowland
_______________________      Executive Vice President           January 29, 2001
Lawrence T. Rowland          and Director

/s/ John H. Gotta
_______________________      Executive Vice President,          January 29, 2001
John H. Gotta                Chief Executive Officer of
                             Life Insurance, and Director

/s/ Stephen H. Lewis
_______________________      Senior Vice President              January 29, 2001
Stephen H. Lewis             and Director

/s/ Richard C. Vaughan
_______________________      Director                           January 29, 2001
Richard C. Vaughan


_______________________      Director
Charles E. Haldeman